RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of foreign currencies

	Current assets	Current liabilities
ILS	150	829
COP	1,337	2,427
MXN	1,734	6,699
GBP	-	1
ARS	290	1,444
USD	85,763	158
Total	89,274	11,558

12/31/2020

	Current assets	Current liabilities
ILS	351	292
COP	1,187	743
MXN	5,047	2,925
Total	6,585	3,960

Disclosure of sensitivity analysis

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2021	Income statement	Equity	Income statement	Equity
COP/EUR	4,509.0	109	-	(109)	-
MXN/EUR	23.0	496	-	(496)	-
GBP/EUR	0.8	0	-	(0)	-
USD/EUR	1.1	8,592	-	(8,592)	-
ARS/EUR	116.0	173	-	(173)	-
ILS/EUR	4.0	55	-	(55)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2020	Income statement	Equity	Income statement	Equity
COP/EUR	4,212.0	(44)	-	44	-
MXN/EUR	24.5	(212)	-	212	-
ILS/EUR	3.9	(6)	-	6	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2019	Income statement	Equity	Income statement	Equity
COP/EUR	3,681.5	59	-	(59)	-
MXN/EUR	21.2	(11)	-	11	-
GBP/EUR	0.8	21	-	(21)	-
ILS/EUR	3.9	(1)	-	1	-